Condensed Consolidated Statements of Financial Position $ in Millions, $ in Millions	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 747,982.1	$ 26,799.8	$ 660,170.6
Financial assets at fair value through profit or loss	58.3	2.1	2,259.4
Financial assets at fair value through other comprehensive income	122,794.5	4,399.7	122,448.5
Financial assets at amortized cost			6,598.0
Hedging financial assets	0.3		0.1
Notes and accounts receivable, net	177,475.5	6,358.9	145,480.3
Receivables from related parties	784.4	28.1	558.1
Other receivables from related parties	1,711.7	61.3	50.6
Inventories	170,438.7	6,106.7	137,353.4
Other financial assets	12,450.1	446.1	10,676.1
Other current assets	7,408.4	265.4	6,590.2
Total current assets	1,241,104.0	44,468.1	1,092,185.3
NONCURRENT ASSETS
Financial assets at fair value through other comprehensive income	5,390.0	193.1	4,514.9
Financial assets at amortized cost	4,336.6	155.4	4,372.2
Investments accounted for using equity method	19,210.5	688.3	18,730.2
Property, plant and equipment	1,722,679.1	61,722.7	1,555,589.1
Right-of-use assets	32,619.3	1,168.7	27,728.5
Intangible assets	26,535.1	950.7	25,768.1
Deferred income tax assets	36,180.4	1,296.3	25,958.2
Refundable deposits	2,513.1	90.0	1,343.0
Other noncurrent assets	2,120.7	76.0	4,411.0
Total noncurrent assets	1,851,584.8	66,341.2	1,668,415.2
TOTAL	3,092,688.8	110,809.3	2,760,600.5
CURRENT LIABILITIES
Short-term loans	139,380.9	4,993.9	88,559.0
Financial liabilities at fair value through profit or loss	1,828.3	65.5	94.1
Hedging financial liabilities	10.2	0.4	1.2
Accounts payable	39,725.8	1,423.4	38,987.3
Payables to related parties	1,504.2	53.9	2,107.7
Salary and bonus payable	17,148.9	614.4	20,071.2
Accrued profit sharing bonus to employees and compensation to directors and supervisors	52,328.9	1,874.9	35,681.0
Payables to contractors and equipment suppliers	107,146.1	3,839.0	157,805.0
Cash dividends payable	136,134.5	4,877.6	129,652.0
Income tax payable	51,832.0	1,857.1	68,656.7
Long-term liabilities - current portion			2,600.0
Accrued expenses and other current liabilities	112,518.5	4,031.5	87,683.2
Total current liabilities	659,558.3	23,631.6	631,898.4
NONCURRENT LIABILITIES
Bonds payable	410,464.9	14,706.7	254,105.1
Long-term bank loans	3,171.3	113.6	1,967.6
Deferred income tax liabilities	2,142.8	76.8	1,729.9
Lease liabilities	21,030.4	753.5	20,560.6
Net defined benefit liability	11,285.5	404.3	11,914.1
Guarantee deposits	392.4	14.1	265.6
Others	2,608.3	93.5	2,395.4
Total noncurrent liabilities	451,095.6	16,162.5	292,938.3
Total liabilities	1,110,653.9	39,794.1	924,836.7
EQUITY ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT
Capital stock	259,303.8	9,290.7	259,303.8
Capital surplus	64,753.8	2,320.1	56,347.2
Retained earnings
Appropriated as legal capital reserve	311,147.0	11,148.2	311,147.0
Appropriated as special capital reserve	48,392.8	1,733.9	42,259.1
Unappropriated earnings	1,354,867.5	48,544.2	1,220,434.0
Total retained earnings	1,714,407.3	61,426.3	1,573,840.1
Others	(58,594.0)	(2,099.4)	(54,679.8)
Equity attributable to shareholders of the parent	1,979,870.9	70,937.7	1,834,811.3
NON - CONTROLLING INTERESTS	2,164.0	77.5	952.5
Total equity	1,982,034.9	71,015.2	1,835,763.8
TOTAL	$ 3,092,688.8	$ 110,809.3	$ 2,760,600.5